General and administrative expenses (Details) Tsh in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 TZS (Tsh)	Dec. 31, 2024 TZS (Tsh)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 TZS (Tsh)
General and Administrative Expenses [Line Items]
Cash at banks and on hand	$ 20,144,250	$ 24,283,942
Other current provisions	3,438,235	3,434,062
Interest payable	1,080,000.00
Share-based expense - RSU & share options	2,121,036	17,818,907	$ 0
Impairment of VAT receivables	574,270	1,749,527	$ 4,617,911
Provisions	6,940,000	6,370,000
Kabanga Nickel Company Ltd
General and Administrative Expenses [Line Items]
Cash at banks and on hand						$ 335,398	Tsh 823,400
Other current provisions		$ 3,430,000			Tsh 8,430,000
Kabanga Nickel Company Ltd | Revision of Interest
General and Administrative Expenses [Line Items]
Interest payable	$ 5,030,000.00			Tsh 12,360,000